AGS-SUP-3 121411
Statement of Additional Information Supplement dated December 14, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Global Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund
This supplement supersedes and replaces in its entirety the supplement dated December 13, 2011.
Effective December 14, 2011, Invesco Moderately Conservative Allocation Fund will change its name to Invesco Conservative Allocation Fund. All references to “Invesco Moderately Conservative Allocation Fund” are hereby replaced with “Invesco Conservative Allocation Fund”.
Effective December 14, 2011, the following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification – Asset Allocation Funds” of the Statement of Additional Information:

	Invesco	Invesco
	Growth	Income	Invesco	Invesco	Invesco
	Allocation	Allocation	International	Moderate	Conservative
“Underlying Funds	Fund	Fund	Allocation Fund	Allocation Fund	Allocation Fund
Invesco Balanced-Risk Allocation Fund	16.000%	0.000%	0.000%	12.500%	9.500%
Invesco Balanced-Risk Commodity Strategy Fund	6.000%	0.000%	0.000%	5.000%	4.000%
Invesco Charter Fund	6.030%	0.000%	0.000%	4.410%	2.720%
Invesco Core Plus Bond Fund	0.000%	17.500%	0.000%	9.150%	24.520%
Invesco Developing Markets Fund	7.100%	0.000%	4.500%	5.200%	3.200%
Invesco Diversified Dividend Fund	9.210%	15.000%	0.000%	6.760%	4.150%
Invesco Emerging Market Local Currency Debt Fund	0.000%	0.000%	0.000%	2.440%	3.270%
Invesco Emerging Markets Equity Fund	0.000%	0.000%	4.500%	0.000%	0.000%
Invesco Endeavor Fund	4.615%	0.000%	0.000%	3.380%	2.080%
Invesco Floating Rate Fund	0.000%	7.000%	0.000%	3.050%	5.450%
Invesco Global Real Estate Fund	4.260%	0.000%	0.000%	3.120%	1.920%
Invesco Global Real Estate Income Fund	0.000%	7.000%	0.000%	0.000%	0.000%
Invesco High Yield Fund	0.000%	14.00%	0.000%	3.660%	4.910%
Invesco International Core Equity Fund	8.875%	5.000%	31.000%	6.500%	4.000%
AGS-SUP-3 121411

AGS-SUP-3 121411

	Invesco	Invesco
	Growth	Income	Invesco	Invesco	Invesco
	Allocation	Allocation	International	Moderate	Conservative
“Underlying Funds	Fund	Fund	Allocation Fund	Allocation Fund	Allocation Fund
Invesco International Growth Fund	8.165%	0.000%	22.500%	5.980%	3.680%
Invesco International Small Company Fund	0.000%	0.000%	10.000%	0.000%	0.000%
Invesco International Total Return Fund	0.000%	5.000%	0.000%	0.000%	0.000%
Invesco Premium Income Fund	7.000%	0.000%	0.000%	6.000%	4.000%
Invesco Short Term Bond Fund	0.000%	6.000%	0.000%	0.000%	0.000%
Invesco Small Cap Equity Fund	3.905%	0.000%	0.000%	2.860%	1.760%
Invesco U.S. Government Fund	0.000%	7.000%	0.000%	0.000%	0.000%
Invesco Utilities Fund	0.000%	8.000%	0.000%	0.000%	0.000%
Invesco Van Kampen American Franchise Fund	8.570%	0.000%	0.000%	6.270%	3.860%
Invesco Van Kampen Comstock Fund	5.560%	0.000%	0.000%	4.070%	2.510%
Invesco Van Kampen Corporate Bond Fund	0.000%	8.500%	0.000%	0.000%	0.000%
Invesco Van Kampen Growth & Income Fund	4.710%	0.000%	0.000%	3.450%	2.120%
PowerShares 1-30 Laddered Treasury Portfolio	0.000%	0.000%	0.000%	6.200%	12.350%
PowerShares International Dividend Achievers Portfolio	0.000%	0.000%	27.500%	0.000%	0.000%”
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